Earnings per Common Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per Common Share
Schedule of basic and diluted earnings per common share

	Year Ended
	December 31,
(dollars in thousands, except per share data)	2019	2018
Numerator:
Net income available to common stockholders	$10,481	8,163
Denominator for basic earnings per share - weighted average shares outstanding	6,407	6,397
Effect of dilutive common shares	31	30
Denominator for diluted earnings per share - adjusted weighted average shares outstanding	6,438	6,427
Basic earnings per share	$1.64	1.28
Diluted earnings per share	$1.63	1.27
Antidilutive shares excluded from computation of average dilutive earnings per share	199	126